Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	874,371	464,471	319
Common stock, shares outstanding	874,371	464,471	319
Common stock, shares issuable	1,320,310	310	0
Treasury stock price per share	$ 0.001	$ 0.001	$ 0.001
Series C Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.01	$ 0.01
Temporary stock, stated value	$ 10,000	$ 10,000
Temporary stock, shares authorized	9,900	9,900
Temporary stock, shares issued	100	0
Temporary stock, shares outstanding	100	0
Temporary stock, liquidation preference	$ 1,000,000	$ 1,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1